Document and Entity Information	Oct. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	FARMLAND PARTNERS INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36405
Entity Tax Identification Number	46-3769850
Entity Address, Address Line One	4600 S. Syracuse Street
Entity Address, Adress Line Two	Suite 1450
Entity Address, City or Town	Denver
Entity Address State Or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	720
Local Phone Number	452-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FPI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001591670
Amendment Flag	false